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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, VA	23510-1666
(Address of principal executive offices)	(Zip code)

Carol J. Highsmith

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

WST INVESTMENT TRUST

WSTCM CREDIT SELECT
RISK-MANAGED FUND

Annual Report

August 31, 2020

Investment Adviser Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management 150 W. Main, Suite 1700 Norfolk, VA 23510	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-866-515-4626

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-866-515-4626 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-515-4626. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

WST INVESTMENT TRUST LETTER TO SHAREHOLDERS	October 8, 2020

Dear Shareholder:

Thank you for being a shareholder of WSTCM Credit Select Risk-Managed Fund (the “Fund”). WST Capital Management (“WST” or the “Advisor”) values your investment in the Fund and your trust in our strategy for the Fund. The one-year period ended August 31, 2020 can be understood as driven by two themes: the COVID-19 global pandemic and the accommodative monetary policy intervention by the U.S. Federal Reserve (the “Fed”). As the pandemic proliferated markets in Q1, rising business uncertainty gave way to a liquidity crisis in fixed income markets as credit conditions deteriorated. In late February and early March, credit spreads began to substantially widen as the cost of borrowing for companies had risen to levels last seen during the Great Financial Crisis. Following the market sell-off and collapse in liquidity, the Fed announced several aggressive policy measures to support the flow of credit in the economy and restore fully functioning markets. These accommodative measures from the Fed included cutting the fed funds rate target range from 1% to 1.25% down to 0% to 0.25% and launching a $700 billion quantitative easing program in mid-March. Further monetary policy actions were announced on March 23rd as the Fed established some new credit facilities – the Primary Market Corporate Credit Facility (PMCCF), Secondary Market Corporate Credit Facility (SMCCF) and Term Asset-Backed Security Loan Facility (TALF) – while further expanding others including the Money Market Mutual Fund Liquidity Facility (MMLF) and Commercial Paper Funding Facility (CPFF). The mere announcement of the historic Fed intervention set a floor for global capital markets as market liquidity and investor sentiment began to improve. As markets rallied off the March bottoms, equity and fixed income assets have seen strong performance due to support from monetary stimulus.

Given the defensive rotations consistent with duration risk-managed design, the Fund weathered the February to March 2020 correction as defensive positioning amid the fixed income market sell-off resulted in favorable performance relative to the broader high yield market. As the market recovered rapidly, the Fund took a moderately conservative positioning further contributing to relative performance versus the benchmark. We remain focused on the potential for risk-managed investing to add value in increasingly volatile markets.*

The Fund’s investment process allocates assets between high-yield securities and investment grade securities using a proprietary quantitative model. This strategy employs a combination of short-, intermediate-, and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for high-yield and investment grade securities. In allocating portfolio investments between high-yield securities and investment grade securities including floating-rate funds, WST may consider multiple factors, including those related to credit, duration, Federal Reserve

*	There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

policy and its expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. WST selects securities for their potential for interest income, capital appreciation, or both.

As of August 31, 2020, the Fund had net assets of $51.5 million, allocated 95% to high-yield securities and 5% to cash equivalents.

For the twelve-month period ended August 31, 2020, the Institutional Class shares of the Fund had a total return of 8.60%. During that time, the Bloomberg Barclays U.S. Corporate High Yield Bond Index gained 4.71% and the Bloomberg Barclays U.S. Aggregate Bond Index gained 6.47%.

In conclusion, markets change over time, and although we may not know when these changes will occur, we do know that changing markets bring new investment opportunities. The Fund aims to capitalize on these opportunities as they arise. We look forward to providing you with funds that we believe will capture the potential benefits of rules-based investing founded on sound academic and industry research.

Sincerely,

Roger H. Scheffel Jr., Portfolio Manager
WST Capital Management
a division of Wilbanks, Smith & Thomas Asset Management, LLC

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. For performance information current to the most recent month-end, please call 1-866-515-4626.

The Fund intends to invest in ETFs and other pooled investments that subject the Fund to paying its proportionate share of fees and expenses from those investments. ETFs may trade at a premium or discount to its underlying net asset value. The Fund’s investment in fixed income securities subject it to credit risk, interest rate risk, and maturity risk. All these risks, among others, could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fund is non-diversified and as a result is subject to a greater risk of loss if an individual investment performs poorly.

The outbreak of COVID-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.

The Letter to Shareholders seeks to describe some of the Advisor’s current opinions and views of the financial markets. Although the Advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

WSTCM CREDIT SELECT RISK-MANAGED FUND PERFORMANCE INFORMATION August 31, 2020 (Unaudited)

Comparison of the Change in Value of a $100,000 Investment in
WSTCM Credit Select Risk-Managed Fund - Institutional Class(a) and
the Bloomberg Barclays U.S. Corporate High Yield Bond Index

Average Annual Total Returns (for the periods ended August 31, 2020)
	1 Year	5 Years	Since Inception(c)
WSTCM Credit Select Risk-Managed Fund - Institutional Class (b)	8.60%	5.35%	4.31%
WSTCM Credit Select Risk-Managed Fund - Investor Class (b)	8.32%	5.11%	4.08%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	4.71%	6.45%	5.27%

(a)

The line graph above represents performance of the Institutional Class only, which will vary from the performance of the Investor Class based on the difference in fees paid by shareholders in the different classes.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gain distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Fund commenced operations on September 30, 2014.

WSTCM CREDIT SELECT RISK-MANAGED FUND PERFORMANCE INFORMATION August 31, 2020 (Unaudited) (Continued)

Performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value are historical and may fluctuate so that redemption value may be worth more or less than the original cost. Current performance may be lower or higher than what is quoted. Fee waivers my positively impact Fund performance. Call 1-866-515-4626 for the most current month-end performance.

As of the December 30, 2019 prospectus, the gross expense ratios were 1.75% for Investor Class and 1.54% for Institutional Class. The Adviser has entered into an Expense Limitation Agreement under which it has contractually agreed to waive or reduce Management Fees and other expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until January 1, 2021. The Expense Limitation Agreement may be terminated at the end of its then-current term upon not less than 90 days’ notice. The Trust’s Board of Trustees may terminate the Expense Limitation Agreement at any time.

WSTCM CREDIT SELECT RISK-MANAGED FUND
PORTFOLIO INFORMATION
August 31, 2020 (Unaudited)

Asset Allocation
(% of Net Assets)

WSTCM CREDIT SELECT RISK-MANAGED FUND SCHEDULE OF INVESTMENTS August 31, 2020
EXCHANGE-TRADED FUNDS — 44.0%	Shares	Value
SPDR Bloomberg Barclays High Yield Bond ETF	74,583	$7,887,152
VanEck Vectors Fallen Angel High Yield Bond ETF	231,486	7,053,378
Xtrackers USD High Yield Corporate Bond ETF	159,354	7,770,101
TOTAL EXCHANGE-TRADED FUNDS (Cost $21,813,362)		$22,710,631

OPEN-END FUNDS — 50.7%	Shares	Value
American High-Income Trust - Class F-2	392,507	$3,815,166
BlackRock High Yield Bond Fund - Institutional Class	552,396	4,159,540
Columbia High Yield Bond Fund - Institutional2 Class	1,261,373	3,683,208
Franklin High Income Fund - Advisor Class	2,259,490	4,112,272
MainStay MacKay High Yield Corporate Bond Fund - Class I	759,907	4,179,489
MainStay MacKay Short Duration High Yield Fund - Class I	372,798	3,571,409
PIMCO High Yield Spectrum Fund - Institutional Class	271,164	2,614,025
TOTAL OPEN-END FUNDS (Cost $23,919,969)		$26,135,109

MONEY MARKET FUNDS — 5.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	879,529	$879,529
First American Treasury Obligations Fund - Class Z, 0.05% (a)	861,896	861,896
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.02% (a)	861,996	861,996
TOTAL MONEY MARKET FUNDS (Cost $2,603,421)		$2,603,421

TOTAL INVESTMENTS AT VALUE — 99.8% (Cost $48,336,752)		$51,449,161

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		92,744

NET ASSETS — 100.0%		$51,541,905

(a)	The rate shown is the 7-day effective yield as of August 31, 2020.
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENT OF ASSETS AND LIABILITIES August 31, 2020
ASSETS
Investments in securities:
At cost	$48,336,752
At value (Note 2)	$51,449,161
Receivable for capital shares sold	2,800
Dividends receivable	110,494
Other assets	35,683
TOTAL ASSETS	51,598,138

LIABILITIES
Payable for capital shares redeemed	18,666
Payable to Adviser (Note 4)	15,175
Payable to administrator (Note 4)	9,860
Accrued distribution fees (Note 4)	6,162
Other accrued expenses	6,370
TOTAL LIABILITIES	56,233

NET ASSETS	$51,541,905

NET ASSETS CONSIT OF:
Paid-in capital	$51,031,526
Accumulated earnings	510,379
NET ASSETS	$51,541,905

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional Shares	$21,900,100
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	2,067,305
Net asset value, offering and redemption price per share (Note 2)	$10.59

PRICING OF INVESTOR SHARES
Net assets applicable to Investor Shares	$29,641,805
Shares of Investor Shares outstanding (no par value, unlimited number of shares authorized)	2,802,122
Net asset value, offering and redemption price per share (Note 2)	$10.58

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENT OF OPERATIONS For the Year Ended August 31, 2020
INVESTMENT INCOME
Dividends	$2,075,023

EXPENSES
Investment advisory fees (Note 4)	291,552
Distribution fees, Investor Class (Note 5)	77,344
Administration fees (Note 4)	48,637
Fund accounting fees (Note 4)	40,868
Registration and filing fees	40,227
Legal fees	38,369
Transfer agent fees, Institutional Class (Note 4)	12,000
Transfer agent fees, Investor Class (Note 4)	16,000
Trustees’ fees and expenses (Note 4)	17,430
Audit and tax services fees	16,750
Printing of shareholder reports	11,586
Custodian and bank service fees	9,820
Insurance expense	9,143
Federal excise tax	1,852
Other expenses	28,549
TOTAL EXPENSES	660,127
Expense reimbursements by the Adviser (Note 4)	(22,910)
NET EXPENSES	637,217

NET INVESTMENT INCOME	1,437,806

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from investment transactions	(258,268)
Long-term capital gain distribution from regulated investment companies	3
Net change in unrealized appreciation (depreciation) on investments	2,711,157
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	2,452,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,890,698

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended August 31, 2020	Year Ended August 31, 2019
FROM OPERATIONS
Net investment income	$1,437,806	$2,028,155
Net realized losses from investment transactions	(258,268)	(1,124,384)
Long-term capital gain distributions from regulated investment companies	3	15,072
Net change in unrealized appreciation (depreciation) on investments	2,711,157	492,918
Net increase in net assets resulting from operations	3,890,698	1,411,761

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(713,796)	(629,594)
Investor Shares	(1,238,800)	(1,961,426)
Decrease in net assets from distributions to shareholders	(1,952,596)	(2,591,020)

CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	6,524,637	2,805,198
Net asset value of shares issued in reinvestment of distributions	712,160	628,182
Payments for shares redeemed	(2,744,741)	(11,759,437)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	4,492,056	(8,326,057)

Investor Shares
Proceeds from shares sold	2,402,782	1,869,417
Net asset value of shares issued in reinvestment of distributions	1,238,174	1,961,180
Payments for shares redeemed	(13,146,085)	(27,643,795)
Net decrease in Investor Shares net assets from capital share transactions	(9,505,129)	(23,813,198)

TOTAL DECREASE IN NET ASSETS	(3,074,971)	(33,318,514)

NET ASSETS
Beginning of year	54,616,876	87,935,390
End of year	$51,541,905	$54,616,876

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended August 31, 2020	Year Ended August 31, 2019
CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	639,786	278,012
Shares reinvested	71,990	64,166
Shares redeemed	(271,821)	(1,155,676)
Net increase (decrease) in shares outstanding	439,955	(813,498)
Shares outstanding, beginning of year	1,627,350	2,440,848
Shares outstanding, end of year	2,067,305	1,627,350

Investor Shares
Shares sold	233,112	186,460
Shares reinvested	125,434	200,941
Shares redeemed	(1,309,639)	(2,775,276)
Net decrease in shares outstanding	(951,093)	(2,387,875)
Shares outstanding, beginning of year	3,753,215	6,141,090
Shares outstanding, end of year	2,802,122	3,753,215

See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended August 31, 2020		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value at beginning of year	$10.18		$10.28	$10.83	$10.71	$9.72

Income (loss) from investment operations:
Net investment income (a)	0.31	(b)	0.33 (b)	0.34 (b)	0.33	0.21
Net realized and unrealized gains (losses) on investments	0.53		(0.06)	(0.24)	0.13	0.79
Total from investment operations	0.84		0.27	0.10	0.46	1.00

Less distributions:
From net investment income	(0.43)		(0.37)	(0.37)	(0.34)	(0.01)
From net realized capital gains	—		—	(0.28)	—	—
Total distributions	(0.43)		(0.37)	(0.65)	(0.34)	(0.01)

Net asset value at end of year	$10.59		$10.18	$10.28	$10.83	$10.71

Total return (c)	8.60%		2.81%	0.97%	4.40%	10.27%

Net assets at end of year (000’s)	$21,900		$16,570	$25,085	$47,308	$20,152

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.22%		1.08%	0.91%	0.97%	1.04%
Ratio of net expenses to average net assets (d)	1.15	%(e)	1.08%	0.91%	0.97%	1.04%
Ratio of net investment income to average net assets (a)	3.05	%(e)	3.31%	3.17%	3.84%	2.50%
Portfolio turnover rate	589%		524%	507%	414%	326%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Ratio does not include expenses of the investment companies in which the Fund invests.
(e)	Ratio was determined after expense reimbursements (Note 4).
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND INVESTOR SHARES FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year
	Year Ended August 31, 2020		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Year Ended August 31, 2016
Net asset value at beginning of year	$10.14		$10.23	$10.79	$10.68	$9.72

Income (loss) from investment operations:
Net investment income (a)	0.29	(b)	0.30 (b)	0.32 (b)	0.37	0.21
Net realized and unrealized gains (losses) on investments	0.53		(0.04)	(0.25)	0.07	0.75
Total from investment operations	0.82		0.26	0.07	0.44	0.96

Less distributions:
From net investment income	(0.38)		(0.35)	(0.35)	(0.33)	(0.00	)(c)
From net realized capital gains	—		—	(0.28)	—	—
Total distributions	(0.38)		(0.35)	(0.63)	(0.33)	(0.00	)(c)

Net asset value at end of year	$10.58		$10.14	$10.23	$10.79	$10.68

Total return (d)	8.32%		2.71%	0.64%	4.26%	9.91%

Net assets at end of year (000’s)	$29,642		$38,047	$62,851	$59,721	$49,785

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	1.44%		1.29%	1.16%	1.21%	1.24%
Ratio of net expenses to average net assets (e)	1.40	%(f)	1.29%	1.16%	1.21%	1.24%
Ratio of net investment income to average net assets (a)	2.91	%(f)	3.00%	3.04%	3.63%	2.22%
Portfolio turnover rate	589%		524%	507%	414%	326%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying investment companies in which the Fund invests.
(b)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares.

(e)	Ratio does not include expenses of the investment companies in which the Fund invests.
(f)	Ratio was determined after expense reimbursements (Note 4).
See accompanying notes to financial statements.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2020

1. Organization

WSTCM Credit Select Risk-Managed Fund (the “Fund”) is a diversified series of WST Investment Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the Fund is to seek total return from income and capital appreciation.

The Fund offers two classes of shares (each a “Class” and collectively the “Classes”): Institutional Shares (sold without any sales loads or distribution fees, but available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund) and Investor Shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% per annum of the average daily net assets attributable to Investor Shares). Each Class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. In determining the value of the Fund’s assets, portfolio securities, including exchange-traded funds (“ETFs”), are generally valued using quotations from the primary market in which they are traded. The Fund normally uses third party pricing services to obtain market quotations. To the extent the Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act and are not traded on an exchange, the Fund’s net asset value per share (“NAV”) is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1 (see below). Securities and assets for which market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies established by, and under the direction of, the Trust’s Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) portfolio

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

securities, such as securities with small capitalizations, are so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) an event occurs after the close of the exchange on which the portfolio security is principally traded that is likely to change the value of the portfolio security prior to the calculation of the Fund’s NAVs; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the calculation of the Fund’s NAVs. In such cases, a portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures, and the fair value price may differ substantially from the price at which the security may ultimately be sold. Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the investments based on the inputs used to value the Fund’s investments as of August 31, 2020:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,710,631	$—	$—	$22,710,631
Open-End Funds	26,135,109	—	—	26,135,109
Money Market Funds	2,603,421	—	—	2,603,421
Total	$51,449,161	$—	$—	$51,449,161

The Fund did not hold any derivatives or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2020.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each Class of the Fund is calculated as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. The NAV of each Class of the Fund is calculated by dividing the total value of the assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding. The offering price and redemption price per share of each Class of the Fund is equal to the NAV of such Class.

Investment transactions and investment income – Investment transactions are accounted for on their trade date. Cost of investments sold is determined on a specific identification basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, if any, is accrued as earned and includes amortization of discounts and premiums.

Allocation between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the Class incurring the expense. Common expenses which are not attributable to a specific Class are allocated daily to the Class of shares of the Fund based upon its proportionate share of total net assets of the Fund.

Distributions to shareholders – Dividends arising from net investment income are declared and paid annually to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2020 and 2019 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2020:

Tax cost of portfolio investments	$48,735,807
Gross unrealized appreciation	$2,803,490
Gross unrealized depreciation	(90,136)
Net unrealized appreciation on investments	2,713,354
Undistributed ordinary income	776,215
Capital loss carryforwards	(2,979,190)
Accumulated earnings	$510,379

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

During the year ended August 31, 2020, the Fund utilized capital loss carryforwards of $81,466 to offset current year gains.

As of August 31, 2020, the Fund had short-term capital loss carryforwards of $2,894,839 and long-term capital loss carryforwards of $84,351 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized by the Fund in future years to offset net realized capital gains, if any.

For the year ended August 31, 2020, the Fund reclassified $1,852 of accumulated earnings against paid-in capital on the Statement of Assets and Liabilities due to adjustments for non-deductible federal excise tax paid. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

During the year ended August 31, 2020, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed during the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended August 31, 2020, the cost of purchases of investment securities and the proceeds from sales of investment securities, other than short-term investments, amounted to $224,253,576 and $231,195,403, respectively.

4. Transactions with Related Parties

The Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas Asset Management, LLC, d/b/a WST Capital Management (the “Adviser”) and the chair of its Investment Committee is also the President and a Trustee of the Trust. Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC (“Ultimus”), the Trust’s administrator, transfer agent, and fund accounting agent.

COMPENSATION OF TRUSTEES

Trustees of the Trust who are affiliated with the Adviser receive no fees from the Fund. The Fund pays Trustees who are not affiliated with the Adviser a fee of $8,500 each year, plus $500 for each meeting attended in person and $200 for each meeting attended by telephone. The Fund reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance at Board or committee meetings, if any.

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.60% of its average daily net assets.

The Adviser has entered into an Expense Limitation Agreement (“ELA”) with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of the Fund (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with GAAP, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payment, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until January 1, 2021. Accordingly, during the year ended August 31, 2020, the Adviser reimbursed other expenses of $11,750 and $11,160 with respect to the Institutional Shares and Investor Shares, respectively. Any fee waivers and expense reimbursements by the Adviser are not subject to recoupment. It is expected that the Fund’s ELA will continue from year-to-year provided such continuance is approved by the Board. The Board may terminate the ELA of the Fund at any time. The Adviser may also terminate the Fund’s ELA at the end of the then-current term upon not less than 90 days’ notice to the Trust.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus provides administration, accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Foreside Fund Services, LLC (“Foreside”) serves as the principal underwriter and exclusive agent for the distribution of shares of the Fund. The Fund pays Foreside a fee for its services.

Pursuant to a Compliance Consulting Agreement with Key Bridge Compliance LLC (“Key Bridge”), Key Bridge provides the Chief Compliance Officer and compliance services to the Trust. The Adviser, not the Fund, pays Key Bridge a fee for these services.

5. Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act that allows Investor Shares of the Fund to pay for certain expenses related to the distribution of such Shares, including, but not limited to, payments to securities dealers and other persons (including Foreside) who are engaged in the sale of Investor Shares of the Fund or who render shareholder support services not otherwise provided by Ultimus. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Fund’s average daily net assets allocable to Investor Shares. During the year ended August 31, 2020, $77,344 of expenses were incurred under the Plan by Investor Shares of the Fund.

6. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end mutual funds and money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of August 31, 2020, the Fund had 55.8% of the value of its net assets invested in open-end mutual funds (including money market funds) and had 44.0% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

WSTCM CREDIT SELECT RISK-MANAGED FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

WSTCM CREDIT SELECT RISK-MANAGED FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
WSTCM Credit Select Risk-Managed Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of WSTCM Credit Select Risk-Managed Fund (the “Fund”), a series of WST Investment Trust, as of August 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2013.

COHEN & COMPANY, LTD.
Chicago, Illinois
October 27, 2020

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, class specific expenses (such as Rule 12b-1 distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follow are based on an investment of $1,000 made at the beginning of the most recent period (March 1, 2020) and held until the end of the period (August 31, 2020).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, and does not charge a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

WSTCM CREDIT SELECT RISK-MANAGED FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Net Expense Ratio(a)	Expenses Paid During Period(b)
Institutional Class
Based on Actual Fund Return	$1,000.00	$ 1,081.70	1.16%	$6.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.30	1.16%	$5.89
Investor Class
Based on Actual Fund Return	$1,000.00	$ 1,081.80	1.42%	$7.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.00	1.42%	$7.20

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

WSTCM CREDIT SELECT RISK-MANAGED FUND
OTHER INFORMATION (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-Port. These filings are available free of charge upon request by calling the Trust toll-free at 1-866-515-4626. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling the Trust toll-free at 1-866-515-4626, or on the SEC’s website at www.sec.gov.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates none of its ordinary income dividends as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s ordinary income dividends that qualifies under tax law. For the Fund’s fiscal year ended August 31, 2020, none of ordinary income dividends qualified for the corporate dividends received deduction.

This report and the financial statements contained herein are provided for the general information of the shareholders of the WSTCM Funds. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

WSTCM Funds are distributed by Foreside Fund Services, LLC

WSTCM CREDIT SELECT RISK-MANAGED FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board of Trustees has overall responsibility for management of the Trust’s affairs. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement, or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust. The address for each Trustee and executive officer of the Trust is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Wayne F. Wilbanks* Year of Birth: 1960	Since July 2013	Trustee and President	Managing Principal and Chief Investment Officer of Wilbanks, Smith & Thomas, LLC.	1	None
Independent Trustees:
Thomas G. Douglass Year of Birth: 1956	Since June 2013	Trustee	Principal of Douglass and Douglass, Attorneys.	1	Independent Trustee of Centaur Mutual Funds Trust for its two series.
James H. Speed, Jr. Year of Birth: 1953	Since June 2013	Trustee	Retired, Private Investor (2016 to present); President and CEO of NC Mutual Life Insurance Company (May 2003 to December 2015).	1

Independent Trustee of Centaur Mutual Funds Trust for its two series, Chesapeake Investment Trust for its one series, Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its four series, and Starboard Investment Trust for its seventeen series (all registered investment companies); Director of M&F Bancorp; Director of Investors Title Company.

*	Mr. Wilbanks is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because he is an employee of the Adviser.

WSTCM CREDIT SELECT RISK-MANAGED FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
Matthew A. Swendiman, CFA Year of Birth: 1973	Since 2019	Chief Compliance Officer

Chief Executive Officer of Key Bridge Compliance, LLC (August 2018 to present); Co-founder and Chairman of F/m Acceleration, LLC (June 2019 to present); President and Chief Executive Officer of JCM Financial Services Consulting, LLC (November 2018 to present); Chief Executive Officer of Graydon Compliance Solutions, LLC (March 2014 to November 2018); Of Counsel of Graydon Head & Ritchey LLP (September 2012 to November 2018).

Roger H. Scheffel, Jr. Year of Birth: 1968	Since 2013	Vice President	Portfolio manager of the Adviser.
Stephen L. Preston Year of Birth: 1966	Since 2013	AML Compliance Officer	Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC.
Carol J. Highsmith Year of Birth: 1964	Since 2020	Secretary	Senior Attorney of Ultimus Fund Solutions, LLC (2015 to present).
Theresa M. Bridge Year of Birth: 1969	Since 2013	Treasurer (Principal Financial Officer)	Director of Financial Administration of Ultimus Fund Solutions, LLC.

Additional information about members of the Board and executive officers is available in each Fund’s Statement of Additional Information (“SAI”). To obtain a free copy of the SAI, please call toll-free 1-866-515-4626.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 13(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is James H. Speed Jr. Mr. Speed is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 and $28,000 with respect to the registrant’s fiscal years ended August 31, 2020 and 2019, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,000 and $6,000 with respect to the registrant’s fiscal years ended August 31, 2020 and 2019, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	With respect to the fiscal years ended August 31, 2020 and 2019, aggregate non-audit fees of $3,000 and $6,000, respectively, were billed by the registrant’s principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s principal accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics
Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President

Date	November 2, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	November 2, 2020

*	Print the name and title of each signing officer under his or her signature.